Financial Instruments and Risk Management (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Maturity Profile of the Contractual Cashflows

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at September 30, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$1,904,876	$-	$-	$1,904,876
Loans payable	49,989	40,315	-	90,304
Lease liability	3,988	5,650	-	9,638
Total liabilities	$1,958,853	$45,965	$-	$2,004,818

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

21.	Financial Instruments and Risk Management (continued)

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$852,481	$-	$-	$852,481
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	8,592	-	15,324
Total liabilities	$1,489,747	$27,105	$-	$1,516,852